<		  United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2006

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, January 30, 2007

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T, Inc.                     COM              00206R102      265     7412 SH       Sole                     7412
Anadarko Petroleum             COM              032511107    10556   242550 SH       Sole                   242550
Blue Pearl Mining Ltd.         COM              09578T109      677    80000 SH       Sole                    80000
Consol Energy, Inc.            COM              20854P109     9342   290750 SH       Sole                   290750
Ecolab Inc.                    COM              278865100    13307   294400 SH       Sole                   294400
Exelon Corp.                   COM              30161N101      155     2500 SH       Sole                     2500
Fastenal Co.                   COM              311900104    11302   315000 SH       Sole                   315000
Gardner Denver, Inc.           COM              365558105    13517   362300 SH       Sole                   362300
Goldcorp Inc.                  COM              380956409    22249   782300 SH       Sole                   782300
Hathor Exploration             COM              419018106     1115   660000 SH       Sole                   660000
Henry Schein Inc.              COM              806407102    16746   341900 SH       Sole                   341900
Japan Small Cap. Fd            COM              47109U104    13781  1070800 SH       Sole                  1070800
Johnson & Johnson              COM              478160104    12369   187350 SH       Sole                   187350
Kit Resources                  COM              498020106      840   700000 SH       Sole                   700000
Linear Technology              COM              535678106    16725   551600 SH       Sole                   551600
Mettler-Toledo Int'l           COM              592688105    22833   289572 SH       Sole                   289572
Portfolio Recovery             COM              73640Q105    17145   367200 SH       Sole                   367200
Robert Half Int'l              COM              770323103    17255   464850 SH       Sole                   464850
St. Mary Land & Exp.           COM              792228108    29472   800000 SH       Sole                   800000
Walgreen Co.                   COM              931422109    18806   409800 SH       Sole                   409800
Waters Corporation             COM              941848103    18936   386678 SH       Sole                   386678
Western Refining, Inc.         COM              959319104      484    19000 SH       Sole                    19000